7. Inventories	12 Months Ended
Dec. 31, 2017
Inventories Tables
Inventories

	12/31/2017	12/31/2016
Consumables	28,006	27,281
Parts and maintenance materials	162,409	160,884
Other	585	6,867
Provision for obsolescence	(12,509)	(12,444)
Total	178,491	182,588

The changes in provision for obsolescence are as follows:

	12/31/2017	12/31/2016
Balances at the beginning of the year	(12,444)	(12,444)
Additions	(3,059)	-
Write-off	2,994	-
Balances at the end of the year	(12,509)	(12,444)